Corporate and Business Information (Details) - $ / shares	Aug. 01, 2023	Jun. 08, 2023	Feb. 26, 2023	Jan. 25, 2023	Nov. 30, 2022	Jun. 30, 2021	Apr. 22, 2021	Feb. 24, 2021	Feb. 19, 2021	Feb. 05, 2021	Oct. 30, 2020
Corporate and Business Information [Line Items]
Par value per share (in Dollars per share)			$ 0.00001
Acquired of the equity interest					42.09%		100.00%			100.00%
Effecti Tecnologia Web LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest											100.00%
Leadlovers Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest										100.00%
Ipe Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest									100.00%
Datahub [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest								100.00%
Onclick Sistemas de Informacao LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest							100.00%
Mercos [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest						100.00%
Smart NX [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	55.00%	55.00%		55.00%